Basis of preparation (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of initial application of standards or interpretations [abstract]
Financial statement line items affected by the restatement
The table below reflects each of the consolidated financial statement line items that were affected by the restatement:

For the half year ended 30 June 2021
Impact on the consolidated income statement	As reported £m	Restatement £m	As restated £m
Litigation and conduct	(87)	(77)	(164)
Operating expenses	(5,146)	(77)	(5,223)
Profit before tax	3,334	(77)	3,257
Taxation	(611)	17	(594)
Profit after tax	2,723	(60)	2,663

For the half year ended 30 June 2021
Impact on the consolidated statement of comprehensive income	As reported £m	Restatement £m	As restated £m
Profit after tax	2,723	(60)	2,663
Total comprehensive income for the year	1,092	(60)	1,032

For the half year ended 30 June 2021
Impact on the consolidated cash flow statement	As reported £m	Restatement £m	As restated £m
Profit before tax	3,334	(77)	3,257
Adjustment for non-cash items	5,001	77	5,078

For the year ended 31 December 2021
Impact on the consolidated income statement	As reported £m	Restatement £m	As restated £m
Litigation and conduct	(154)	(220)	(374)
Operating expenses	(10,039)	(220)	(10,259)
Profit before tax	5,638	(220)	5,418
Taxation	(880)	50	(830)
Profit after tax	4,758	(170)	4,588

For the year ended 31 December 2021
Impact on the consolidated balance sheet	As reported £m	Restatement £m	As restated £m
Liabilities
Current tax liabilities	738	(50)	688
Provisions	890	220	1,110
Total liabilities	1,005,291	170	1,005,461
Equity
Retained earnings	43,585	(170)	43,415
Total equity	56,487	(170)	56,317

The table below reflects each of the line items of the parent company financial statements that were affected by the restatement:

For the year ended 31 December 2021
Impact on the parent company balance sheet	As reported £m	Restatement £m	As restated £m
Liabilities
Current tax liabilities	392	(50)	342
Provisions	699	220	919
Total liabilities	1,011,809	170	1,011,979
Equity
Retained earnings	37,350	(170)	37,180
Total equity	52,862	(170)	52,692